Statutory and other information	12 Months Ended
Dec. 31, 2024
Statutory and other information
Statutory and other information

31 Statutory and other information

	2024	2023	2022
	$m	$m	$m
Fees payable to PricewaterhouseCoopers LLP and its associates:
Group audit fee	10.6	10.2	9.9
Fees payable to PricewaterhouseCoopers LLP and its associates for other services:
The audit of subsidiaries pursuant to legislation	14.8	15.0	15.1
Attestation under s404 of Sarbanes-Oxley Act 2002	3.5	3.3	3.1
Audit-related assurance services	2.2	1.1	0.7
Other assurance services	0.3	0.2	0.2
Fees payable to PricewaterhouseCoopers Associates in respect of the Group’s pension schemes:
The audit of subsidiaries’ pension schemes	0.4	0.3	0.3
	31.8	30.1	29.3

Fees payable in the year of $0.2m (2023: $0.7m) are in respect of the Group audit and audit of subsidiaries related to prior years.

Related party transactions

The Group had no material related party transactions which might reasonably be expected to influence decisions made by the users of these Financial Statements.

Key management personnel compensation

Key management personnel are defined for the purpose of disclosure under IAS 24 ‘Related Party Disclosures’ as the members of the Board and the members of the SET.

	2024	2023	2022
	$’000	$’000	$’000
Short-term employee benefits	40,893	38,636	38,632
Post-employment benefits	1,045	1,354	1,388
Share-based payments	49,121	58,242	56,297
	91,059	98,232	96,317

Total remuneration is included within employee costs (see Note 29).